Nature of Business	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
Nature of Business
Organization
Hercules Offshore, Inc., a Delaware corporation, and its majority owned subsidiaries (the “Company”) provide shallow-water drilling and marine services to the oil and natural gas exploration and production industry globally through its Domestic Offshore, International Offshore, Inland, Domestic Liftboats and International Liftboats segments (See Note 16). At December 31, 2012, the Company owned a fleet of 37 jackup rigs, 14 barge rigs and 58 liftboat vessels and operated an additional five liftboat vessels owned by a third party. The Company’s diverse fleet is capable of providing services such as oil and gas exploration and development drilling, well service, platform inspection, maintenance, and decommissioning operations in several key shallow-water provinces around the world.
Recast of Financial Information for Discontinued Operations
In May 2013, the Company entered into an agreement to sell eleven inland barge rigs, which comprised the majority of the Inland segment fleet, and related assets for $45 million, and in July 2013, the Company closed on the sale of these Inland assets. Additionally, the Company had previously entered into a separate agreement to sell its Hercules 27 inland barge rig for $5.0 million, which closed in August 2013. The remaining assets of the Inland segment, which included spare equipment, one cold stacked barge and a barge that will be used as a training rig, have been transferred to the Domestic Offshore segment.
In June 2013, the Company entered into an agreement to sell its U.S. Gulf of Mexico Liftboats and related assets. On July 1, 2013, the Company closed on the sale of the liftboats and related assets and received proceeds of approximately $54.4 million. In 2008 (2 vessels), 2009 (4 vessels) and 2012 (1 vessel), the Company transferred certain assets from its Domestic Liftboats segment to its International Liftboats segment. The historical results generated by these assets that were previously reported in the Domestic Liftboats segment are reported in the International Liftboats segment.
As a result of these transactions, the Company has recast certain historical information of our Domestic liftboats and Inland segments to reflect the results of operations of these two segments as discontinued operations for all periods presented, including the Consolidated Statements of Operations and related information in Notes 2, 4, 5, 6, 15, 16, 17 and 18. In addition, the historical results of Domestic Offshore have been recast to include the operating results of the remaining Inland assets and the historical results of International Liftboats have also been recast to include the operating results of the previously transferred assets.